Derivative Liabilities (Details 2) - Warrant [Member]			12 Months Ended
	Jun. 09, 2015	May 22, 2015	Mar. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	1.74%	1.57%	1.04%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47.00%	47.00%	41.00%
Remaining term (years)	5 years	5 years
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Remaining term (years)			4 years 1 month 24 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Remaining term (years)			4 years 2 months 9 days